Employee Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Compensation Related Costs [Abstract]
Employee benefits	$ 10.3	$ 11.4	$ 17.6